Ioannis Tzouganatos Vice President	Citi Fund Services 100 Summer Street Suite 1500 Boston, MA 02110	Tel. 617-476-1711 Fax 617-203-1265 Ioannis.tzouganatos@citi.com

September 18, 2013

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Salient MF Trust (the “Trust”)

(File Nos. 333/180225/811-22678)

Ladies and Gentlemen:

As Administrator on behalf of the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we are filing exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplemented and revised Prospectus for the Trust that was filed pursuant to Rule 497(e) with the Securities and Exchange Commission on Tuesday, September 10, 2013 ( Accession No. 0001193125-13-362608), which is incorporated herein by reference.

Please feel free to contact me at (617) 476-1711 with any questions concerning this filing.

Very truly yours,

/s/ Ioannis Tzouganatos
Ioannis Tzouganatos
Vice President, Citi Fund Services

cc: George J. Zornada, Esq.